Annual Fund Operating Expenses	Apr. 15, 2026
Calamos Autocallable Income ETF | Calamos Autocallable Income ETF | Calamos Autocallable Income ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Acquired Fund Fees and Expenses	0.12%
Expenses (as a percentage of Assets)	0.86%
Fee Waiver or Reimbursement	(0.12%)	[2]
Net Expenses (as a percentage of Assets)	0.74%
Calamos Nasdaq® Autocallable Income ETF | Calamos Nasdaq Autocallable Income ETF | Calamos Nasdaq Autocallable Income ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[3]
Acquired Fund Fees and Expenses	0.12%
Expenses (as a percentage of Assets)	0.86%
Fee Waiver or Reimbursement	(0.12%)	[4]
Net Expenses (as a percentage of Assets)	0.74%

[1]	"Other Expenses" is an estimate based on the expenses the Fund expects to incur for the current fiscal year.
[2]	Calamos Advisors LLC has contractually agreed to waive fees owed to it by the Fund in the amount of the acquired fund fees and expenses for any affiliated investment company in which the Fund invests. The expense waiver arrangement may be terminated by Calamos Advisors LLC at any time on or after December 1, 2029.
[3]	"Other Expenses" is an estimate based on the expenses the Fund expects to incur for the current fiscal year.
[4]	Calamos Advisors LLC has contractually agreed to waive fees owed to it by the Fund in the amount of the acquired fund fees and expenses for any affiliated investment company in which the Fund invests. The expense waiver arrangement may be terminated by Calamos Advisors LLC at any time on or after December 1, 2029.